Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
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ABLE

The following table presents the total compensation as reported in the “Summary Compensation Table” (“SCT”) as well as the compensation actually paid (“CAP”) to Brad S. Elliott, our principal executive officer (“PEO”) and the average NEO, excluding the PEO for the periods identified. Also included within the table are key operating metrics during those periods:

					Value of Initial Fixed $100 Investment Based On:
Year	SCT for PEO	CAP to PEO (1)	Average SCT for non-PEO NEOs (2)	Average CAP to non-PEO NEOs (3)	EQBK TSR	Peer TSR (4)	Net Income	Adjusted Pre-Tax Income (5)
2025	$3,073,975	$3,110,383	$1,219,472	$1,245,177	216.8	129.5	$22,726	$102,716
2024	2,958,274	3,624,832	1,126,423	1,345,888	203.4	124.2	62,621	87,970
2023	2,646,119	2,818,931	906,920	1,069,237	161.5	106.4	7,821	62,871
2022	2,513,347	2,385,948	917,397	868,786	153.7	114.0	57,688	77,043
2021	2,299,501	2,688,141	900,097	1,079,652	157.9	139.7	52,480	66,471

(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

2025
SCT	$3,073,975
Equity Awards	(944,656)
Change in FV RSUs	754,647
Change in FV Options	226,417
CAP	$3,110,383
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows
:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	791,365	83,335	70,806	35,558	—	—	981,064

(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

2025
SCT	$1,219,472
Equity Awards	(281,037)
Change in FV RSUs	278,220
Change in FV Options	28,522
CAP	$1,245,177
For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award
adjustments
are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	276,110	30,060	3,740	(3,168)	—	—	306,742

(3)	The following Non-PEO NEOs are included in the averages shown:
2025: Ms. Huber and Messrs. Navratil, Kossover and Sems
2024: Ms. Huber and Messrs. Navratil, Reber and Sems
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover

(4)
Reflects the total shareholder return of the Nasdaq Bank Index. This is the peer group used by the Company within its
Form
10-K
for the year ended December 31, 2025. Return is calculated from the starting point of December 31, 2020. Each year is a cumulative reflection of return based on the fixed starting point.

(5)	Reconciliation of Net Income to Adjusted Pre-Tax Income:

2025
Pre-Tax GAAP income (loss)	$26,380
Securities (gain) loss	53,174
Gain on acquisition / branch sales	—
Merger expenses	8,065
Tax credit partnership amortization	—
Provision for credit losses	8,953
Loss on debt extinguishment	1,361
Goodwill impairment	—
Intangible amortization	4,783
Adjusted pre-tax income	$102,716

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote
(3)	The following Non-PEO NEOs are included in the averages shown:
2025: Ms. Huber and Messrs. Navratil, Kossover and Sems
2024: Ms. Huber and Messrs. Navratil, Reber and Sems
2023: Ms. Huber and Messrs. Navratil, Reber and Sems
2022: Ms. Huber and Messrs. Newell, Anderson, Creech and Kossover
2021: Ms. Huber and Messrs. Newell, Anderson and Kossover

Peer Group Issuers, Footnote
(4)
Reflects the total shareholder return of the Nasdaq Bank Index. This is the peer group used by the Company within its
Form
10-K
for the year ended December 31, 2025. Return is calculated from the starting point of December 31, 2020. Each year is a cumulative reflection of return based on the fixed starting point.

PEO Total Compensation Amount	$ 3,073,975	$ 2,958,274	$ 2,646,119	$ 2,513,347	$ 2,299,501
PEO Actually Paid Compensation Amount	$ 3,110,383	3,624,832	2,818,931	2,385,948	2,688,141
Adjustment To PEO Compensation, Footnote
(1)	Reconciliation of adjustments made to SCT to arrive at CAP for the PEO:

2025
SCT	$3,073,975
Equity Awards	(944,656)
Change in FV RSUs	754,647
Change in FV Options	226,417
CAP	$3,110,383
For our PEO, the amounts deducted or added in calculating the equity award adjustments are as follows
:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	791,365	83,335	70,806	35,558	—	—	981,064

Non-PEO NEO Average Total Compensation Amount	$ 1,219,472	1,126,423	906,920	917,397	900,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,245,177	1,345,888	1,069,237	868,786	1,079,652
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the average non-PEO NEO:

2025
SCT	$1,219,472
Equity Awards	(281,037)
Change in FV RSUs	278,220
Change in FV Options	28,522
CAP	$1,245,177
For our average
non-PEO
NEO, the amounts deducted or added in calculating the equity award
adjustments
are as follows:

	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	276,110	30,060	3,740	(3,168)	—	—	306,742

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Significant Financial Performance Measures
Below is a summary of the measures the Company considers most significant when assessing
compensation to be paid to our named executive officers:

Measurement
Adjusted Pre -Tax Income
Net Income
Net-Overhead Ratio Relative to the Budget
Total 3-YR Shareholder Return Relative to Peers
Total 3-YR EPS Growth Relative to Peers
Refer to the “Compensation Discussion and Analysis” section of this proxy statement for additional detail on compensation earned by each of the Company’s NEOs as well additional context around compensation philosophy and decision making employed by the Company related to NEOs.

Total Shareholder Return Amount	$ 216.8	203.4	161.5	153.7	157.9
Peer Group Total Shareholder Return Amount	129.5	124.2	106.4	114	139.7
Net Income (Loss)	$ 22,726	$ 62,621	$ 7,821	$ 57,688	$ 52,480
Company Selected Measure Amount	102,716	87,970	62,871	77,043	66,471
PEO Name	Brad S. Elliott
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net-Overhead Ratio Relative to the Budget
Measure:: 4
Pay vs Performance Disclosure
Name	Total 3-YR Shareholder Return Relative to Peers
Measure:: 5
Pay vs Performance Disclosure
Name	Total 3-YR EPS Growth Relative to Peers
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (944,656)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	981,064
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	791,365
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,335
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,806
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,558
PEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	754,647
PEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,417
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,037)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,742
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,060
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,740
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,168)
Non-PEO NEO | Change in FV RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,220
Non-PEO NEO | Change in FV Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,522